Shareholders' Equity - Schedule of PIPE Pre-funded Warrants (Details) - PIPE Financing - $ / shares	12 Months Ended
	Dec. 31, 2025	Nov. 21, 2025
PIPE Pre-funded Warrants
PIPE pre-funded warrants outstanding at start of the period (in shares)	0
Granted (in shares)	1,480,000
Exercised (in shares)	0
Expired Or Cancelled (in shares)	0
PIPE pre-funded warrants outstanding at end of the period (in shares)	1,480,000
PIPE pre-funded warrants exercisable at end of the period (in shares)	1,480,000
Weighted Average Exercise Price (USD per share)	$ 0.00001	$ 0.00001
Weighted Average Remaining Contractual Life (in years)	10 months 20 days